Other Liabilities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Other Liabilities

NOTE 18:  OTHER LIABILITIES

Other Liabilities[1]
(millions of Canadian dollars)	As at
	October 31 2018	October 31 2017
Accounts payable, accrued expenses, and other items	$4,958	$4,492
Accrued interest	1,283	988
Accrued salaries and employee benefits	3,344	3,348
Cheques and other items in transit	454	2,060
Current income tax payable	84	82
Deferred tax liabilities	175	178
Defined benefit liability	1,747	2,463
Liabilities related to structured entities	5,627	5,835
Other financial liabilities designated at fair value through profit or loss	16	8
Provisions	1,502	1,016
Total	$19,190	$20,470

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.